Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of U.S. and international components of income (loss) before income taxes

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
U.S.	(28,573)	(147,196)
International	3,897	786
Loss before income taxes	$(24,676)	$(146,410)

Schedule of income tax expense (benefit) component

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
Current expense (benefit)
Federal	$—	$—
State	179	201
Foreign	(99)	510
Total current	80	711
Deferred expense (benefit)
Federal	(4,617)	(15,230)
State	(901)	(3,003)
Foreign	2,070	(23)
Total deferred	(3,448)	(18,256)
Income tax expense (benefit)	$(3,368)	$(17,545)

Schedule of reconciliation of income tax expense benefit

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
Income tax expense (benefit) at US statutory income tax rate	$(5,182)	$(30,746)
State income tax expense (benefit), net of federal benefit	(773)	(2,844)
Foreign rate differential	(304)	(179)
Goodwill impairment	—	16,624
Global intangible low-taxed income (“GILTI”) inclusion	1,095	22
Transaction costs	260	507
Other permanent differences	78	136
Step-up on C Corp conversion	—	(1,578)
Change in valuation allowance	632	513
Provision to return adjustments	(166)	—
Effect of change in foreign tax rates	1,181	—
Other	(189)	—
Income tax benefit	$(3,368)	$(17,545)
Effective tax rate	13.6%	12.0%

Schedule of deferred income tax assets and liabilities

(Thousands)	December 31, 2021	December 31, 2020
Deferred tax assets
Liabilities and reserves	$3,501	$3,471
Interest limitation	8,884	4,906
Net operating losses	8,850	8,049
Transaction expenses	79	187
Inventories	—	630
Other	711	789
Total	22,025	18,032
Valuation allowance	(1,145)	(513)
Total deferred tax assets, net	$20,880	$17,519
Deferred tax liabilities
Property, plant and equipment	$(10,581)	$(10,501)
Intangible assets	(29,221)	(30,699)
Derivatives	(4,451)	(2,426)
Inventories	(2,035)	—
Other	(107)	(205)
Total	(46,395)	(43,831)
Net deferred tax liability	$(25,515)	$(26,312)

Summary of valuation allowance

(Thousands)	December 31, 2021	December 31, 2020
Beginning balance	$513	$—
Additions	632	513
Reductions	—	—
Ending Balance	$1,145	$513